CONVERTIBLE PREFERRED SHARE WARRANT LIABILITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CONVERTIBLE PREFERRED SHARE WARRANT LIABILITY
Schedule of assumptions used in determining the fair value of convertible preferred share warrants

December 31,
2020
Volatility	50.00%
Expected term (in years)	0.5 – 1.5
Risk-free rate	0.09 – 0.12%
Expected dividend rate	0.00%

	As of December 31,
	2020	2019
Volatility	50.0%	55.0%
Expected term (in years)	0.5 – 1.5	2.3
Risk-free rate	0.09 – 0.12%	1.59%
Expected dividend rate	0.0%	0.0%